INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2021
Operating Loss Carryforwards	$ 1,424,000	$ 3,032,000
Income Tax Examination, Penalties and Interest Expense	0
ISRAEL
Operating Loss Carryforwards	$ 1,671,000	$ 774,000